Material Agreements	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020
Text Block [Abstract]
Material Agreements

Note 4 — Material Agreements

License Agreement

On December 19, 2017, Roivant Sciences GmbH (“RSG”), a wholly owned subsidiary of RSL, entered into a license agreement (the “HanAll Agreement”) with HanAll Biopharma Co., Ltd. (“HanAll”). Under the HanAll Agreement, RSG received (1) the non-exclusive right to manufacture and (2) the exclusive, royalty-bearing right to develop, import, use and commercialize the antibody referred to as IMVT-1401 and certain back-up and next-generation antibodies, and products containing such antibodies, in the United States, Canada, Mexico, the European Union, the United Kingdom, Switzerland, the Middle East, North Africa and Latin America (the “Licensed Territory”).

In exchange for this license, RSG provided or agreed to provide the following consideration:

•	Upfront, non-refundable payment of $30.0 million;

•	Up to $20.0 million in shared (50/50)% research, development, and out-of-pocket costs incurred by HanAll;

•	Up to an aggregate of $452.5 million upon the achievement of certain development, regulatory and sales milestones; and

•

Tiered royalties ranging from the mid-single digits to mid-teens on net product sales subject to reduction on a product-by-product and country-by-country basis, until the later of (1) expiration of patent and regulatory exclusivity or (2) the 11th anniversary of the first commercial sale of such product in such country.

Since the acquisition of IMVT-1401, RSL and the Company have performed all the development associated with IMVT-1401 and no amounts were incurred by HanAll and reported to the Company to research or develop the technology for the three months ended June 30, 2020 and June 30, 2019, respectively.

On August 18, 2018, RSG entered into a sublicense agreement (the “Sublicense Agreement”) with Immunovant Sciences GmbH (“ISG”), a wholly-owned subsidiary of the Company, to sublicense this technology, as well as RSG’s knowhow and patents necessary for the development, manufacture or commercialization of any compound or product that pertain to immunology. On December 7, 2018, RSG issued a notice to terminate the Sublicense Agreement with ISG and entered into an assignment and assumption agreement to assign to ISG all the rights, title, interest, and future obligations under the HanAll Agreement from RSG, including all rights to IMVT-1401 from RSG in the Licensed Territory, for an aggregate purchase price of $37.8 million. As a result of the assignment of IMVT-1401 by RSG to ISG, the Company recorded a Swiss value-added tax receivable of $3.0 million which was reflected as a capital contribution from RSL as of March 31, 2020. In April 2020, the Company received the payment related to this receivable.

In May 2019, the Company achieved its first development and regulatory milestone under the HanAll Agreement which resulted in a $10.0 million milestone payment that the Company subsequently paid in August 2019. The milestone payment was recorded as a research and development expense in the period incurred.

Note 4 — Material Agreements

On December 19, 2017, RSG, a wholly owned subsidiary of RSL, entered into a license agreement (the “HanAll Agreement”) with HanAll. Under the HanAll Agreement, RSG received (1) the non-exclusive right to manufacture and (2) the exclusive, royalty-bearing right to develop, import, use and commercialize the antibody referred to as IMVT-1401 and certain back-up and next-generation antibodies, and products containing such antibodies, in the United States, Canada, Mexico, the European Union, the United Kingdom, Switzerland, the Middle East, North Africa and Latin America (the “Licensed Territory”).

In exchange for this license, RSG provided or agreed to provide the following consideration:

•	Upfront, non-refundable payment of $30.0 million;

•	Up to $20.0 million in shared (50%) research, development, and out-of-pocket costs incurred by HanAll;

•	Up to an aggregate of $452.5 million upon the achievement of certain development, regulatory and sales milestones; and

•

Tiered royalties ranging from the mid-single digits to mid-teens on net product sales subject to reduction on a product-by-product and country-by-country basis, until the later of (1) expiration of patent and regulatory exclusivity or (2) the 11th anniversary of the first commercial sale of such product in such country.

Since the acquisition of IMVT-1401, RSL and the Company have performed all the development associated with IMVT-1401 and no amounts were incurred by HanAll to research or develop the technology for the years ended March 31, 2020 and 2019.

On August 18, 2018, RSG entered into a sublicense agreement (the “Sublicense Agreement”) with ISG to sublicense this technology, as well as RSG’s knowhow and patents necessary for the development, manufacture or commercialization of any compound or product that pertain to immunology. On December 7, 2018, RSG issued a notice to terminate the Sublicense Agreement with ISG and entered into the Assignment and Assumption Agreement to assign to ISG all the rights, title, interest, and future obligations under the HanAll Agreement from RSG, including all rights to IMVT-1401 from RSG in the Licensed Territory, for an aggregate purchase price of $37.8 million. As a result of the assignment of IMVT-1401 by RSG to ISG, the Company recorded a Swiss value-added tax receivable of $3.0 million and $2.9 million as of March 31, 2020 and 2019, respectively and is reflected as a capital contribution from RSL as of March 31, 2020.

In May 2019, the Company achieved its first development and regulatory milestone under the HanAll Agreement which resulted in a $10.0 million milestone payment that the Company subsequently paid in August 2019. The milestone payment was recorded as research and development expense in the accompanying combined and consolidated statements of operations for the year ended March 31, 2020.